SCHEDULE OF INFORMATION SEGMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 3,615,748	$ 2,040,602	$ 1,299,538
Cost of revenue	(868,204)	(327,163)	(343,796)
Gross profit	2,747,544	1,713,439	955,742
Software solutions [member]
IfrsStatementLineItems [Line Items]
Revenue	2,737,883	1,303,613	444,210
Cost of revenue	(342,781)	(281,863)	(288,514)
Gross profit	2,395,102	1,021,750	155,696
Advisory service income [member]
IfrsStatementLineItems [Line Items]
Revenue	308,490	736,989	855,328
Cost of revenue	(103,565)	(45,300)	(55,282)
Gross profit	204,925	691,689	800,046
Data service revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	569,375
Cost of revenue	(421,858)
Gross profit	$ 147,517